Fair Value - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Percentage of auction rate securities guaranteed by government	95.00%
Transfers out of Level 1 into Level 2 of fair value hierarchy	¥ 0	¥ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy	¥ 0	¥ 0